CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Net revenues (including related party revenues of RMB1,967,723, RMB3,008,947 and RMB2,339,013 for the years ended December 31, 2019, 2020 and 2021, respectively)	¥ 6,866,262	$ 1,077,466	¥ 5,739,989	¥ 3,099,698
Costs and expenses
Operations and support	(5,139,102)	(806,437)	(4,721,311)	(2,845,872)
Selling and marketing	(3,427,909)	(537,914)	(1,848,730)	(1,414,540)
General and administrative	(400,397)	(62,831)	(498,826)	(281,376)
Research and development	(573,949)	(90,065)	(428,849)	(333,844)
Other operating expenses	(60,326)	(9,467)	(67,137)	(49,669)
Total costs and expenses	(9,601,683)	(1,506,714)	(7,564,853)	(4,925,301)
Other operating income	156,714	24,592	60,779	75,884
Loss from operations	(2,578,707)	(404,656)	(1,764,085)	(1,749,719)
Other income (expenses)
Interest income	110,954	17,411	65,596	84,276
Interest expenses	(13,806)	(2,166)	(11,830)
Foreign exchange loss	(1,126)	(177)		(13,370)
Total other income	96,022	15,068	53,766	70,906
Loss before income tax benefits	(2,482,685)	(389,588)	(1,710,319)	(1,678,813)
Income tax benefits	11,558	1,814	5,143	9,032
Net loss	(2,471,127)	(387,774)	(1,705,176)	(1,669,781)
Accretion of convertible redeemable preferred shares | ¥			(375,649)	(795,015)
Net loss available to ordinary shareholders of Dada Nexus Limited	¥ (2,471,127)	$ (387,774)	¥ (2,080,825)	¥ (2,464,796)
Net loss per ordinary share:
Basic | (per share)	¥ (2.60)	$ (0.41)	¥ (3.12)	¥ (6.80)
Diluted | (per share)	¥ (2.60)	$ (0.41)	¥ (3.12)	¥ (6.80)
Weighted average shares used in calculating net loss per ordinary share:
Basic	950,697,557	950,697,557	667,844,843	362,644,898
Diluted	950,697,557	950,697,557	667,844,843	362,644,898
Net loss	¥ (2,471,127)	$ (387,774)	¥ (1,705,176)	¥ (1,669,781)
Other comprehensive loss
Foreign currency translation adjustments, net of tax of nil	(39,487)	(6,196)	(209,963)	(446)
Total comprehensive loss	¥ (2,510,614)	$ (393,970)	¥ (1,915,139)	¥ (1,670,227)